SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 179,440	$ 179,440
Intangible assets accumulated amortization	(113,744)	(95,136)
Intangible assets net	65,696	84,304
Customer Contracts and Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	153,500	153,500
Intangible assets accumulated amortization	(92,322)	(76,899)
Intangible assets net	61,178	76,601
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	25,940	25,940
Intangible assets accumulated amortization	(21,422)	(18,237)
Intangible assets net	$ 4,518	$ 7,703